Earnings Per Share and Capital Structure Earnings Per Share and Capital Structure (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share and Capital Structure [Abstract]
Computation of Basic and Diluted Earnings Per Share [Table Text Block]
The following table sets forth the computation of basic and diluted earnings (loss) per share (EPS):

	Year Ended December 31,
	2011	2010	2009
	(in thousands, except per share data)
Net income (loss) available to common shareholders	$(510,157)	$104,770	$(2,249)

Weighted average common shares outstanding - Basic	40,612	40,337	38,539
Dilutive effect of convertible notes	—	103	—
Dilutive effect of stock-based awards	—	507	—
Weighted average common shares outstanding - Diluted	40,612	40,947	38,539
Earnings (loss) per common share - Basic	$(12.56)	$2.60	$(0.06)
Earnings (loss) per common share - Diluted	$(12.56)	$2.56	$(0.06)